Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,590,818	¥ 1,559,356
Service cost		45,697	43,698	¥ 43,649
Interest cost		5,590	6,933	7,471
Plan participants' contributions		1,200	1,229
Amendments		2,734	109
Actuarial loss (gain)		4,507	49,085
Foreign exchange translation		(5,605)	(817)
Benefits paid		(52,902)	(52,618)
Lump-sum payments		(20,743)	(16,157)
Benefit obligations at end of fiscal year		1,571,296	1,590,818	1,559,356
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,413,556	2,405,730
Actual return (negative return) on plan assets		(125,549)	66,652
Foreign exchange translation		(4,268)	(390)
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[1]	0	(27,534)
Employer contributions		20,587	20,487
Plan participants' contributions		1,200	1,229
Benefits paid		(52,902)	(52,618)
Fair value of plan assets at end of fiscal year		2,252,624	2,413,556	¥ 2,405,730
Funded status		681,328	822,738
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		711,981	850,472
Accrued pension liability		(30,653)	(27,734)
Net amount recognized		681,328	822,738
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		(3,914)	(1,309)
Net actuarial gain (loss)		86,200	262,044
Net amount recognized		¥ 82,286	¥ 260,735

[1]	During the fiscal year ended March 31, 2019, a subsidiary of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2019. No gains or losses have been recognized as a result of this transaction.